Long Term Debt - Future Debt Payment Obligation (Detail) - USD ($) $ in Thousands	Aug. 02, 2015	Feb. 01, 2015
Debt Disclosure [Abstract]
1 year or less	$ 7,500	$ 0
2 years	7,500	0
3 years	7,500	0
4 years	7,500	0
5 years	331,000	0
Thereafter	0	430,000
Total future payments	$ 361,000	$ 430,000